Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Option Pricing Model and Adopted Fair Value Per Share

The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

	For the years ended December 31,
Options	2023	2024	2025
Fair value per share (US$)	6.33-6.37	0.79~0.80	0.68~1.04
Discount rate (after tax)	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.88%	4.58%	4.11%~4.24%
Expected volatility	64.2%	65.7%	59.65%~73.81%
Contractual term (in years)	10	10	10

18. Share-based compensation (Continued)

(b)	Valuation assumptions (Continued)

For the years ended December 31,
Restricted shares	2023(prior to the Business Combination)	2024	2025
Fair value per share (US$)	4.90-5.45	Not applicable	Not applicable
Discount rate (after tax)	15.0%-16.0%	Not applicable	Not applicable
Discount for lack of marketability (“DLOM”)	5%-10%	Not applicable	Not applicable

Schedule of Stock Options Activities

The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2023, 2024 and 2025.

	Number of Options Outstanding*			Weighted Average exercise	Weighted average remaining contractual	Aggregated
	Employees	Consultant	Total	price	life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	RMB in thousands

Outstanding at January 1, 2023	7,618	331	7,949	1.7905	4.67	65,572
Replacement	(7,545)	(331)	(7,876)	1.3119	-	-
Granted	528	-	528	0.1000	-	-
Forfeited	(28)	-	(28)	8.1954	-	-
Outstanding at December 31, 2023	573	-	573	0.6675	9.73	23,775
Exercisable as of December 31, 2023	295	-	295	1.1978	9.48	11,367

Outstanding at January 1, 2024	573	-	573	0.6675	9.73	23,775
Replacement	(22)	-	(22)	7.3437	-	-
Granted	899	-	899	0.1000	-	-
Exercised	(1)		(1)	0.1000	-	-
Forfeited	(47)	-	(47)	0.9706	-	-
Outstanding at December 31, 2024	1,402	-	1,402	0.1785	9.32	7,990
Exercisable as of December 31, 2024	733	-	733	0.2498	9.27	4,147

Outstanding at January 1, 2025	1,402	-	1,402	0.1785	9.32	7,990
Granted	323	431	754	0.0486	-	-
Exercised	(148)	-	(148)	0.1000	-
Forfeited	(24)	-	(24)	0.1000	-	-
Outstanding at December 31, 2025	1,553	431	1,984	0.1358	8.81	10,332
Exercisable as of December 31, 2025	1,076	431	1,507	0.1471	8.86	7,894

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Restricted Share Activities

The following table sets forth the summary of restricted share activities for the years ended December 31, 2023, 2024 and 2025:

	Number of Restricted Shares Granted*	Weighted-Average Grant Date Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2023	786	4.8435
Replacement	7,876	4.9821
Awarded	703	6.4017
Vested	(8,938)	5.0743
Forfeited	(97)	5.5168
Outstanding at December 31, 2023	330	5.0233
Unvested as of January 1, 2024	330	5.0233
Replacement	22	4.2700
Awarded	1,589	1.6553
Vested	(1,757)	1.9938
Forfeited	(77)	4.9078
Outstanding at December 31, 2024	107	4.6904
Unvested as of January 1, 2025	107	4.6904
Awarded	1,835	0.9875
Vested	(1,191)	1.3719
Forfeited	(731)	0.8407
Outstanding at December 31, 2025	20	3.3155

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).